UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011
                                               ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Conatus Capital Management LP
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Address:   Two Greenwich Plaza, 4th Floor
           --------------------------------------------------
           Greenwich, Connecticut 06830
           --------------------------------------------------

           --------------------------------------------------

     Form 13F File Number:  028-13303
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James Cimador
           --------------------------------------------------
Title:     Chief Financial Officer
           --------------------------------------------------
Phone:     203-485-5270
           --------------------------------------------------

Signature, Place, and Date of Signing:

  /s/ James Cimador             Greenwich, Connecticut     February 14, 2012
----------------------------   ------------------------  -------------------
       [Signature]                   [City, State]              [Date]


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                    0
                                               -------------

Form 13F Information Table Entry Total:              35
                                               -------------

Form 13F Information Table Value Total:         $ 2,505,126
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AGILENT TECHNOLOGIES INC     COM            00846U101   61,862 1,771,014 SH       SOLE                1,771,014
AMAZON COM INC               COM            023135106   80,335   464,097 SH       SOLE                  464,097
AMERISOURCEBERGEN CORP       COM            03073E105   49,485 1,330,598 SH       SOLE                1,330,598
ANADARKO PETE CORP           COM            032511107   29,274   383,513 SH       SOLE                  383,513
APPLE INC                    COM            037833100  193,857   478,660 SH       SOLE                  478,660
BAIDU INC                    SPON ADR REP A 056752108   61,894   531,418 SH       SOLE                  531,418
BED BATH & BEYOND INC        COM            075896100   49,688   857,134 SH       SOLE                  857,134
CABOT OIL & GAS CORP         COM            127097103   31,097   409,714 SH       SOLE                  409,714
CEPHEID                      COM            15670R107   11,436   332,343 SH       SOLE                  332,343
CHIPOTLE MEXICAN GRILL INC   COM            169656105   76,957   227,858 SH       SOLE                  227,858
COGNIZANT TECHNOLOGY SOLUTIO CL A           192446102   85,439 1,328,552 SH       SOLE                1,328,552
CONCHO RES INC               COM            20605P101   28,291   301,770 SH       SOLE                  301,770
COVIDIEN PLC                 SHS            G2554F113   49,607 1,102,134 SH       SOLE                1,102,134
E M C CORP MASS              COM            268648102   74,321 3,450,384 SH       SOLE                3,450,384
EOG RES INC                  COM            26875P101   46,944   476,542 SH       SOLE                  476,542
FASTENAL CO                  COM            311900104   81,039 1,858,272 SH       SOLE                1,858,272
FMC TECHNOLOGIES INC         COM            30249U101   60,342 1,155,316 SH       SOLE                1,155,316
GOOGLE INC                   CL A           38259P508  127,900   198,018 SH       SOLE                  198,018
GRIFOLS S A                  SPONSORED ADR  398438309   15,726 2,843,829 SH       SOLE                2,843,829
HOMEAWAY INC                 COM            43739Q100    1,744    75,000 SH       SOLE                   75,000
LAS VEGAS SANDS CORP         COM            517834107   62,045 1,452,028 SH       SOLE                1,452,028
LAUDER ESTEE COS INC         CL A           518439104   86,137   766,892 SH       SOLE                  766,892
LIBERTY GLOBAL INC           COM SER A      530555101   55,924 1,363,006 SH       SOLE                1,363,006
LYONDELLBASELL INDUSTRIES N  SHS - A -      N53745100   58,972 1,815,093 SH       SOLE                1,815,093
MONSANTO CO NEW              COM            61166W101  137,849 1,967,311 SH       SOLE                1,967,311
NEWS CORP                    CL A           65248E104   93,514 5,241,808 SH       SOLE                5,241,808
PIONEER NAT RES CO           COM            723787107   64,529   721,155 SH       SOLE                  721,155
PRICELINE COM INC            COM NEW        741503403  104,738   223,937 SH       SOLE                  223,937
RALPH LAUREN CORP            CL A           751212101  108,050   782,516 SH       SOLE                  782,516
SCHLUMBERGER LTD             COM            806857108   59,424   869,915 SH       SOLE                  869,915
SPDR GOLD TRUST              GOLD SHS       78463V107  123,885   815,088 SH       SOLE                  815,088
SPDR GOLD TRUST              GOLD SHS       78463V107  136,791   900,000 SH  CALL SOLE                  900,000
UNITEDHEALTH GROUP INC       COM            91324P102   63,395 1,250,888 SH       SOLE                1,250,888
VISA INC                     COM CL A       92826C839   94,837   934,079 SH       SOLE                  934,079
VMWARE INC                   CL A COM       928563402   37,798   454,361 SH       SOLE                  454,361
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